Revolving Facility and Deferred Financing Costs	12 Months Ended
Dec. 31, 2021
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Revolving Facility and Deferred Financing Costs
8 –   Revolving Facility and Deferred Financing Costs
In October 2021, Sandstorm amended its revolving credit agreement, allowing the Company to borrow up to $350 million and incorporating sustainability-linked performance targets to establish an Environment, Social, and Governance (“ESG”) linked credit facility (“ESG Revolving Facility”). The ESG Revolving Facility is for general corporate purposes, from a syndicate of banks including The Bank of Nova Scotia, Bank of Montreal, National Bank of Canada, Canadian Imperial Bank of Commerce, and Royal Bank of Canada (the “Syndicate”). The term of the ESG Revolving Facility is for four years and is extendable by mutual consent of Sandstorm and the Syndicate. The amounts drawn on the ESG Revolving Facility are subject to interest at LIBOR plus 1.875%–3.0% per annum, and the undrawn portion of the ESG Revolving Facility is subject to a standby fee of 0.422%–0.675% per annum, both of which are dependent on the Company’s leverage ratio.
The ESG Revolving Facility incorporates sustainability-linked incentive pricing terms that allow Sandstorm to reduce the borrowing costs from the interest rates described above as the Company’s ESG performance targets are met. These targets focus on increasing the Company’s producing assets which report under sustainability and climate related standards as well as maintaining and improving the Company’s own external ESG rating and ensuring diverse representation at the senior management and board levels.
Under the credit agreement, the Company is required to maintain a leverage ratio of net debt divided by EBITDA (as defined in the credit facility agreement) of less than or equal to 4.00:1.00 for each fiscal quarter. The Company must also maintain an interest coverage ratio of greater than or equal to 3.00:1.00 for each fiscal quarter. The ESG Revolving Facility is secured against the Company’s assets, including the Company’s stream, royalty and other interests and investments.
As of December 31, 2021, the Company was in compliance with the covenants and there was no balance drawn on the ESG Revolving Facility.
Deferred financing costs are amortized on a straight-line basis over the term of the ESG Revolving Facility. At December 31, 2021, deferred financing costs, net of accumulated amortization, were $2.6 million (December 31, 2020 — $1.7 million).